Debt, 1st AVIC Facility (Details) - 1st AVIC Facility [Member] $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 08, 2023	Dec. 31, 2023	Dec. 31, 2024 USD ($) Installment	Mar. 02, 2022 USD ($)
Debt [Abstract]
Face amount				$ 48,200
Term of time charter			10 years
Number of payment installments | Installment			40
Frequency of periodic payment			quarterly
Installment payment			$ 678
Balloon payment payable at maturity			$ 21,087
Basis spread on variable rate	3.50%	3.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrMember
Variable rate			4.47%